Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2012	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes
Tax credit	$ (730)	$ (730)	$ (115)	$ (670)